Shareholder Report, Average Annual Return (Details) 196795_Performance Trust Total Return Bond Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	92 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.82%	(0.32%)	1.38%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.76%